SANDFIELD VENTURES CORP.
                         Caves Village, West Bay Street
                    Nassau, New Providence, Bahamas CB-12042
                          Telephone & Fax (888)593-0181
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                                                               February 11, 2007

Mr. H. Roger Schwall
Assistant Director
United States Securities and Exchange Commission
Mail Stop 7010
Washington, DC  20549

Re: Sandfield Ventures Corp.
    Registration Statement on Form SB-2
    January 17, 2008
    File No. 333-148710

Dear Mr. Schwall:

In reply to your letter of February 6, 2008 we have filed an amended Registration Statement and provide this cover letter keyed to your comments to assist you in your review.

General

     1. We have amended our registration statement to comply with the new rules that became effective on February 4, 2008.

     2. We have revised the cover page to include the telephone and fax of the agent for service.

Background Information, page 14

     3. We have disclosed Mr. Holcombe's position on the Blacksands Petroleum Board of Directors. The other boards referred to in the 8-K filed for Blacksands are privately held companies. We have also disclosed that for the period of May-Sept. 2006 he was engaged in the formation of Stirling Partners.

     4. We have disclosed that GEM Global Equities Management is an investment advisory firm that manages emerging markets hedge funds. The company is registered with the Securities and Exchange Commission, Mr. Holcombe filed the ADV on February 15, 2006, the CRD number is 139284.

     5.   We have revised to include all the required undertakings.

Sincerely,


/s/ Mark Holcombe
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Mark Holcombe
President & Director